FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of fair value hierarchy for assets and liabilities measured at fair value

	As of December 31, 2019				As of December 31, 2020
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted				Quoted
	price in				price in
	active				active
	markets				markets
	for	Significant	Significant		for	Significant	Significant
	identical	other	unobservable		identical	other	unobservable
	assets	observable	inputs		assets	observable	inputs
	Level 1	inputs	Level 3	Total	Level 1	inputs	Level 3	Total
Warrant liability	—	—	—	—	—	—	(1,690)	(1,690)

Summary of key assumptions used in the valuation of the contingent consideration

As of April 30, 2019

Volatility	40%
Risk-free rate	3.2%
Expected dividend rate	—%
Simulation steps	10,000

Schedule of reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

Amount
Balance at January 1, 2019	$105,670
Fair value change for the four months ended April 30, 2019	(65,594)
Exchange difference	2,466
Contingent liability assumed by Renren on April 30, 2019	(42,542)
Balance at December 31, 2019	$—